Schedule of Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Acquisitions of Taste of aquafarms inc	$ 23,146	$ 15,351	$ 159,609	$ 296,793
Taste of BC of Aquafarms Inc [Member]
Beginning balance		$ 445,395	445,395
Acquisitions of Taste of aquafarms inc			836,669
Impairment loss foreign currency loss			(1,282,064)
Ending balance				$ 445,395